Application of New and Revised Standards, Amendments and Interpretations (Details Textual) - Anticipated Impact on Assets and Liabilities when Retrospectively Applying IFRS 16 [member] $ in Thousands	Jan. 01, 2019 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 14,059,544
Lease liabilities	$ 12,689,526